Eaton Vance

National Municipal Income Fund

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 100.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$11,870,800
Michigan Finance Authority, (Clean Water Revolving Fund), 4.00%, 10/1/32	3,500	3,971,415
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/29	10,000	12,912,000
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	16,255	20,080,939

		$48,835,154

Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$4,395,694

		$4,395,694

Education — 8.3%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 5.00%, 8/1/27	$3,335	$4,220,776
Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	5,000	6,338,500
District of Columbia, (District of Columbia International School), 5.00%, 7/1/54(2)	1,150	1,323,006
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(3)	2,245	2,419,010
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	29,530	35,748,723
Michigan State University, 5.00%, 2/15/30	600	760,992
Michigan State University, 5.00%, 2/15/31	1,200	1,511,712
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/38	3,325	3,776,701
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	4,770	5,936,360
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	19,340	23,902,499
New York Dormitory Authority, (New York University), 5.00%, 7/1/29	4,025	4,992,650
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	10,783,484
Rutgers State University, NJ, 5.00%, 5/1/43(4)	37,000	41,199,500
University of California, 5.25%, 5/15/36	7,080	8,274,750
University of California, 5.25%, 5/15/37	13,000	15,186,990
University of California, 5.25%, 5/15/38	7,700	8,975,813
University of Minnesota, 4.00%, 1/1/30	3,000	3,288,180
University of Minnesota, 4.00%, 2/1/30	2,315	2,493,649
University of Virginia, 5.00%, 4/1/38	13,205	15,967,618
University of Virginia, 5.00%, 4/1/39	40,970	49,429,486

		$246,530,399

Electric Utilities — 4.9%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$8,635,862
Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/33	5,000	6,398,600
Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/34	3,000	3,814,200
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/32	800	1,019,464

Security	Principal Amount (000’s omitted)	Value
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/33	$1,300	$1,651,143
Omaha Public Power District, NE, 5.00%, 2/1/39	11,245	12,952,104
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	6,989,301
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	10,940,500
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(4)	22,500	25,942,950
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(4)	27,500	31,669,550
Utility Debt Securitization Authority, NY, 5.00%, 12/15/40	13,260	16,156,912
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	18,955	19,022,290

		$145,192,876

Escrowed/Prerefunded — 4.8%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$1,655	$1,775,683
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	9,530	9,778,352
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	14,295	14,686,540
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	3,005	3,244,258
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	4,505	4,867,157
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	16,475	17,018,840
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	4,770,323
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	3,490	3,687,359
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	12,125	12,827,522
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,585	3,820,248
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	17,620	18,776,224
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,795	4,044,028
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	10,000	10,724,600
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	11,398,677
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	12,500	13,039,625
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,043,170
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	8,705	8,732,421

		$144,235,027

General Obligations — 22.4%
Alabama, 5.00%, 11/1/30	$5,000	$6,358,050
Albany County, NY, 4.00%, 4/1/29	3,280	3,814,935
Belmont, MA, 4.00%, 3/15/29	2,750	3,298,983
Belmont, MA, 4.00%, 3/15/30	2,800	3,324,552
Belmont, MA, 4.00%, 3/15/32	3,030	3,530,132
Boston, MA, 5.00%, 3/1/29	6,390	8,390,389
Boston, MA, 5.00%, 3/1/30	2,970	3,872,761
Boston, MA, 5.00%, 3/1/31	3,740	4,843,711
Brookhaven, NY, 4.00%, 9/15/30	2,395	2,742,107

Security	Principal Amount (000’s omitted)	Value
California, 2.33%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(5)	$15,000	$15,051,300
California, 5.00%, 4/1/30	8,130	10,716,559
California, 5.00%, 4/1/31	10,450	13,929,536
California, 5.00%, 8/1/31	5,000	6,202,350
California, 5.00%, 4/1/32	27,840	37,560,336
California, 5.00%, 4/1/32	10,600	13,562,700
Chicago, IL, 5.00%, 1/1/39	2,100	2,327,598
Chicago, IL, 5.00%, 1/1/40	1,500	1,654,620
Chicago Board of Education, IL, 5.00%, 12/1/21	1,980	2,084,188
Chicago Board of Education, IL, 5.00%, 12/1/46	2,855	3,007,400
Chicago Board of Education, IL, 5.00%, 12/1/46	15,110	16,545,752
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/38	760	866,636
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/39	1,000	1,137,620
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/40	1,250	1,418,838
Delaware, 4.00%, 2/1/31	10,000	11,829,500
Desert Community College District, CA, 5.00%, 8/1/37	5,350	6,335,095
District of Columbia, 5.00%, 10/15/30	4,000	5,119,920
District of Columbia, 5.00%, 6/1/32	10,000	11,992,100
Florida Board of Education, 4.00%, 6/1/33(2)	7,770	9,018,484
Georgetown Independent School District, TX, 2.50% to 8/1/19 (Put Date), 8/1/34	750	750,623
Hawaii, 5.00%, 1/1/34	14,200	17,449,670
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/30	4,040	5,167,685
Illinois, 5.00%, 2/1/24	10,705	11,923,550
Illinois, 5.00%, 11/1/24	11,295	12,761,204
Illinois, 5.00%, 2/1/27	18,500	20,313,925
Illinois, 5.00%, 2/1/29	15,000	17,085,600
Illinois, 5.00%, 5/1/39	10,000	10,715,600
Illinois, 5.25%, 7/1/30	6,150	6,703,069
Judson Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/34	4,000	4,390,960
Judson Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/35	4,000	4,378,280
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,161,843
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,617,386
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	14,937,637
Louisiana, 5.00%, 3/1/28	8,590	10,882,929
Massachusetts, 5.00%, 7/1/35	10,000	11,708,900
Massachusetts, 5.00%, 3/1/37	10,900	12,385,125
Minneapolis-St. Paul Metropolitan Council, MN, 4.00%, 3/1/30	1,250	1,470,388
New York, 5.00%, 3/1/28	1,000	1,308,270
New York, NY, 4.00%, 3/1/36	8,000	9,046,800
New York, NY, 4.00%, 10/1/41	2,500	2,767,000
New York, NY, 4.00%, 12/1/41	4,070	4,557,993
New York, NY, 5.00%, 4/1/30	18,220	23,483,940
New York, NY, 5.00%, 8/1/33	10,000	11,949,900
Northside Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	2,540	2,897,505
Onondaga County, NY, 4.00%, 6/1/28(2)	2,275	2,655,312
Onondaga County, NY, 4.00%, 6/1/29(2)	2,440	2,830,912
Onondaga County, NY, 4.00%, 6/1/30(2)	2,495	2,868,352
Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/43	3,750	4,418,362
Park City, UT, 4.00%, 2/1/31	3,490	4,128,496
Placentia-Yorba Linda Unified School District, CA, 4.00%, 8/1/34	3,885	4,486,748

Security	Principal Amount (000’s omitted)	Value
Portland Community College District, OR, 5.00%, 6/15/32	$2,700	$3,246,156
Portland Community College District, OR, 5.00%, 6/15/33	1,875	2,247,413
Santa Clara County, CA, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(4)	57,400	57,579,662
Simi Valley Unified School District, CA, (Election of 2016), 5.00%, 8/1/44	1,450	1,731,097
Tempe, AZ, 4.00%, 7/1/36	3,400	3,897,964
Tempe, AZ, 5.00%, 7/1/35	1,130	1,429,326
Texas, (Texas Transportation Commission), 5.00%, 10/1/44	10,000	11,496,100
Texas City Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	1,000	1,137,220
Texas City Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	1,475	1,669,317
Washington, 5.00%, 2/1/33	13,490	15,374,688
Washington, 5.00%, 8/1/35	14,755	17,884,535
Washington, 5.00%, 2/1/40	25,165	29,741,004
Washington, 5.00%, 2/1/41	10,000	12,202,700
Washington County, OR, 4.00%, 3/1/30	1,000	1,132,620
Wauwatosa School District, WI, 4.00%, 3/1/31	6,765	7,655,612
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/31	12,995	14,185,342
Wisconsin, 5.00%, 5/1/38	25,000	28,933,750

		$669,284,622

Hospital — 7.7%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 7/15/32	$3,000	$3,747,870
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	5,700	6,052,374
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(4)	36,700	37,071,771
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,765,601
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	28,638,958
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	14,768,316
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 2.65%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(5)	9,500	9,500,000
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	9,085,275
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	2,500	2,984,725
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/32	3,280	4,038,434
Missouri Health and Educational Facilities Authority, (Mosaic Health System), 4.00%, 2/15/44	2,200	2,402,422
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,566,432
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	1,750	2,041,550
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	5,200	6,135,532
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,573,507
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	28,850,190
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,620,080
Washington Township Health Care District, CA, 6.25%, 7/1/39	16,675	16,712,185
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	24,413,801

		$229,969,023

Housing — 0.5%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 2.45%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(5)	$3,965	$3,965,000
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,640,319

		$14,605,319

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 1.6%
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	$300	$308,637
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 2.70%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(5)	5,000	5,000,000
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 2.70%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(5)	10,000	10,000,000
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	28,423,899
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(3)	3,685	4,068,793
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(3)	475	516,083

		$48,317,412

Insured – Education — 0.0%(6)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$435	$440,364

		$440,364

Insured – General Obligations — 0.2%
Santa Rosa High School District, CA, (Election of 2014), (AGM), 5.00%, 8/1/43	$3,930	$4,672,888

		$4,672,888

Insured – Hospital — 0.4%
Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	$12,000	$12,512,760

		$12,512,760

Insured – Other Revenue — 1.1%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$33,797,360

		$33,797,360

Insured – Special Tax Revenue — 0.6%
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$14,455,980
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	4,096,677

		$18,552,657

Insured – Transportation — 2.0%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$6,105,696
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	6,665	7,295,976
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	37,070	45,287,678

		$58,689,350

Lease Revenue/Certificates of Participation — 2.5%
Hillsborough County, FL, 4.00%, 8/1/31	$4,840	$5,719,573
Hillsborough County, FL, 4.00%, 8/1/34	5,445	6,325,620
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	9,160	9,963,790
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/34	8,460	9,854,208
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/35	13,300	15,399,937
Texas Public Finance Authority, (Texas Facilities Commission), 4.00%, 2/1/32	12,435	14,319,027
Virginia College Building Authority, (21st Century College and Equipment), 4.00%, 2/1/34	10,000	11,457,300

		$73,039,455

Security	Principal Amount (000’s omitted)	Value
Nursing Home — 0.2%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$5,715	$5,822,156

		$5,822,156

Other Revenue — 3.1%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	$250	$45,000
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(3)	1,865	2,054,130
Kalispel Tribe of Indians, WA, Series B, 5.25%, 1/1/38(3)	1,000	1,101,410
Mercer County Improvement Authority, NJ, 5.00%, 4/1/24(2)	1,850	2,151,883
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	11,634,800
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	11,795	13,724,308
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	19,645	22,963,433
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,291,709
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	29,755	32,372,845
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.711%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(5)	1,000	1,009,400

		$92,348,918

Senior Living/Life Care — 0.5%
Delaware Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/48	$2,500	$2,858,200
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(8)	409	110,475
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	7,500	8,055,525
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/31	1,010	1,121,342
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/32	525	580,682
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/40	750	787,290

		$13,513,514

Special Tax Revenue — 10.2%
Lafayette Parish School Board, LA, Sales Tax Revenue, 4.00%, 4/1/35	$500	$555,730
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(7)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	380	377,374
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/37	7,500	8,279,325
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/37	2,800	3,088,260
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/37	10,000	11,245,600
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/38	5,000	5,560,550
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/38	8,500	9,523,145
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/39	7,500	8,312,775
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/42	5,695	6,199,406
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/35	10,800	12,554,892
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/35	10,485	12,665,670
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/36	4,200	5,123,706
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/36	10,000	11,739,500
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/39	9,240	10,981,093
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/40	5,970	7,014,929
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/40	5,000	5,902,250
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2015 Series B, 5.00%, 8/1/39	6,995	8,018,788

Security	Principal Amount (000’s omitted)	Value
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2018 Series A, 5.00%, 8/1/39	$11,845	$14,133,928
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/27	2,785	3,196,539
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/30	14,980	18,426,449
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/41	10,000	12,195,903
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/44	10,000	12,115,200
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/45	10,000	11,468,200
New York Dormitory Authority, Personal Income Tax Revenue, Series 2013A, 5.00%, 2/15/43	21,400	23,735,596
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	8,000	9,569,440
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	10,000	11,911,700
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43	3,965	4,410,230
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/27	1,620	2,008,865
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/28	1,705	2,150,687
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/29	1,790	2,268,539
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/31	970	1,209,571
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/32	2,070	2,565,951
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/47	6,890	7,599,670
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	10,000	11,785,400
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/41	10,000	12,104,100
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	455	450,318
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	330	298,568
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	980,254
Texas Transportation Commission, 5.00%, 4/1/33(4)	10,000	11,461,900

		$303,190,001

Student Loan — 0.2%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	$5,340	$5,791,978

		$5,791,978

Transportation — 20.1%
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	$10,000	$11,249,000
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	5,235	5,897,489
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,842,673
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	6,000	6,938,580
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,125	1,249,628
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	17,889,354
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	7,300	8,254,183
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/39	4,000	4,733,240
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	11,823,585
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,015	12,435,825
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	4,850	5,520,949
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/37	10,000	11,954,100
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,330,814
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43	10,000	11,834,600
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,556,575
Illinois Toll Highway Authority, 5.00%, 1/1/33	900	1,015,389
Illinois Toll Highway Authority, 5.00%, 1/1/40	1,000	1,149,540
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/46	10,000	11,812,900
Kansas Department of Transportation, 5.00%, 9/1/30	20,000	23,262,800

Security	Principal Amount (000’s omitted)	Value
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(4)	$7,200	$7,430,112
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/24	1,200	1,395,840
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/26	1,335	1,622,452
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/30	5,325	6,737,137
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/31	2,250	2,825,190
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/40	6,000	6,847,500
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	9,000	10,413,540
Louisiana Offshore Terminal Authority, (LOOP LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	2,002,220
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,248,282
Massachusetts Port Authority, (AMT), 5.00%, 7/1/26	10,205	12,399,687
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	3,440	4,121,326
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/36	3,615	4,317,322
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	4,250	4,895,235
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	16,240	11,287,774
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/28	4,500	5,225,940
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/30(2)	5,840	7,372,533
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/31(2)	6,130	7,678,377
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/42	2,000	2,347,200
Miami-Dade County, FL, Aviation Revenue, (AMT), 4.00%, 10/1/44	5,000	5,459,700
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	23,250	26,462,685
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36	10,000	11,307,600
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/38	2,560	3,052,493
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/40	32,530	38,069,208
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/41	2,470	2,933,125
New Jersey Transportation Trust Fund Authority, (Transportation Program), 3.10%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(5)	2,275	2,291,221
New Jersey Turnpike Authority, 4.00%, 1/1/48	6,930	7,540,533
New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	11,561,600
New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	2,680	3,121,610
New Jersey Turnpike Authority, Series 2017B, 5.00%, 1/1/31	4,760	5,889,691
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	14,090	15,519,290
North Texas Tollway Authority, 5.00%, 1/1/29	5,000	5,969,000
Oregon Department of Transportation, 5.00%, 11/15/38	1,710	1,933,736
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	3,145	3,260,233
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	11,855	12,283,440
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	5,005	5,288,033
Port Authority of New York and New Jersey, 5.00%, 5/1/40	4,430	5,146,375
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/34	10,800	11,790,144
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/31	15,000	18,448,050
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/1/35	5,000	5,897,800
Port Authority of New York and New Jersey, (AMT), 5.00%, 4/1/36	11,720	13,806,160
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/37	3,605	4,192,182
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/38	7,165	8,528,643

Security	Principal Amount (000’s omitted)	Value
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/38	$2,500	$3,042,500
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	25,630	29,618,284
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	8,535	9,591,121
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	5,000	5,748,550
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	30,758,404
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	24,736,378

		$598,166,680

Water and Sewer — 7.6%
California Department of Water Resources, (Central Valley Project), 5.00%, 12/1/32	$10,000	$13,050,800
California Department of Water Resources, (Central Valley Project), 5.00%, 12/1/34	12,830	16,585,854
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	22,500	24,462,000
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,291,650
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	60,038,215
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/35	2,955	3,656,576
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/37	7,280	8,639,394
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/35	1,000	1,275,650
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/37	4,200	5,313,882
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/38	4,755	5,998,052
Metropolitan Water District of Southern California, 5.00%, 7/1/32	4,195	5,406,810
Metropolitan Water District of Southern California, 5.00%, 7/1/34	5,000	6,392,000
Metropolitan Water District of Southern California, 5.00%, 7/1/35	12,500	15,921,000
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	9,172,363
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,697,592
Missoula, MT, Water System Revenue, 4.00%, 7/1/37	600	666,162
Missoula, MT, Water System Revenue, 5.00%, 7/1/33	565	698,436
Missoula, MT, Water System Revenue, 5.00%, 7/1/35	1,135	1,392,588
Missoula, MT, Water System Revenue, 5.00%, 7/1/36	800	978,448
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/40	10,000	11,195,100
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	7,890	9,372,215
Portland, OR, Water System Revenue, 4.00%, 4/1/32	2,255	2,527,359
Tarrant Regional Water District, TX, 5.00%, 3/1/30	10,000	11,476,600
Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/30	1,140	1,356,999
Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/31	1,085	1,274,181

		$227,839,926

Total Tax-Exempt Municipal Securities — 100.6% (identified cost $2,823,862,377)		$2,999,743,533

Taxable Municipal Securities — 2.9%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(6)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$3,099	$929,752

		$929,752

General Obligations — 0.1%
Chicago, IL, 7.75%, 1/1/42	$3,440	$3,886,512

		$3,886,512

Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$37,047,882

		$37,047,882

Insured – Transportation — 1.5%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$17,832,375
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	34,390	26,060,742

		$43,893,117

Total Taxable Municipal Securities — 2.9% (identified cost $75,846,062)		$85,757,263

Trust Units — 1.0%

Security	Notional Amount (000’s omitted)	Value
Insured – Special Tax Revenue — 1.0%
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (non-taxable), 8/1/45(9)	$30,996	$22,549,466
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/1/45(9)	10,207	8,675,636

Total Trust Units — 1.0% (identified cost $28,669,512)		$31,225,102

Total Investments — 104.5% (identified cost $2,928,377,951)		$3,116,725,898

Other Assets, Less Liabilities — (4.5)%		$(133,816,074)

Net Assets — 100.0%		$2,982,909,824

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2019, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	21.3%
California	20.7%
Texas	12.0%
Others, representing less than 10% individually	50.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2019, 6.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 2.9% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	When-issued security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $10,159,426 or 0.3% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2019.

(6)	Amount is less than 0.05%.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(8)	Security is in default and making only partial interest payments.

(9)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at June 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$2,999,743,533	$—	$2,999,743,533
Taxable Municipal Securities	—	85,757,263	—	85,757,263
Trust Units	—	31,225,102	—	31,225,102
Total Investments	$—	$3,116,725,898	$—	$3,116,725,898

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.